FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Years ended December 31,
(In thousands)	2017	2016	2015
Balance at beginning of year	$69,334	$310,221	$542,454
Amortization of loss share indemnification asset	(469)	(10,201)	(66,238)
Credit impairment losses to be covered under loss sharing agreements	3,136	(239)	15,658
Reimbursable expenses	2,454	8,433	73,205
Net payments from FDIC under loss sharing agreements	(22,589)	(102,596)	(247,976)
Arbitration decision charge	-	(136,197)	-
Other adjustments attributable to FDIC loss sharing agreements	(5,550)	(87)	(6,882)
Balance at end of period	$46,316	$69,334	$310,221
Balance due to the FDIC for recoveries on covered assets[1]	(1,124)	(27,578)	(5,570)
Balance at end of period	$45,192	$41,756	$304,651
[1]	Balance due to the FDIC for recoveries on covered assets for the years ended December 31, 2016 and 2015 amounting to $27.6 million and $5.6 million, respectively, was included in other liabilities in the accompanying Consolidated Statement of Condition.

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2017	December 31, 2016
Carrying amount (fair value)	$164,858	$153,158
Undiscounted amount	$188,958	$188,258